Interest Bearing Borrowings	12 Months Ended
Jun. 30, 2023
Interest bearing borrowings [Abstract]
Interest bearing borrowings

Note 25. Interest bearing borrowings

	Consolidated
	30 June 2023	30 June 2022
	$	$

R&D prepayment loan [1]	1,000,000	700,000
Other loans[2]	207,712	410,171
Convertible notes payable[3]	225,460	-
	1,433,172	1,110,171

Interest bearing borrowings movement	Opening balance at 1 July 2022	Additions	Repayment	Closing balance at 30 June 2023
R&D prepayment loan	700,000	1,000,000	(700,000)	1,000,000
Other loans	410,171	1,195,000	(1,397,459)	207,712
Convertible notes payable	-	1,975,460	(1,750,000)	225,460
	1,110,171	4,170,460	(3,847,459)	1,433,172

[1]	In the year ended 30 June 2023, the Company received a $1,000,000 R&D tax prepayment loan from Asymmetric Innovation Finance Pty Ltd Pty Ltd. The loan attracts interest at a rate of 15% per annum and will be repaid in full on following the assessment of AHI’s 2023 R&D tax incentive and the corresponding receipt of funds.

In the year ended 30 June 2022, the Company received a $700,000 R&D tax prepayment loan from R&D Capital Partners Pty Ltd. The loan attracts interest at a rate of 1.15% per month and was repaid in full on 30 January 2023 following the assessment of AHI’s 2022 R&D tax incentive.

[2]	Other loans, held with First Insurance Funding, are held to fund the Company’s upfront annual insurance premium. The loans are unsecured and interest bearing at a rate of 7.5%.

[3]	Holders of each convertible note, face value $1, may convert into shares any time after the earlier of the first 6 months of issuance of the note and the date that the AHI share price on the ASX trades at or above a floor price of $0.50. AHI must pay interest on the face value at 8% per annum, calculated and capitalised quarterly.